Employee Benefit Plans - Accumulated benefit obligations in excess of fair value of plan assets (Detail) - USD ($) $ in Thousands	Nov. 25, 2018	Nov. 26, 2017
Accumulated benefit obligations in excess of plan assets [Abstract]
Aggregate accumulated benefit obligation	$ 986,084	$ 1,091,856
Aggregate fair value of plan assets	792,427	775,859
Projected benefit obligations in excess of plan assets [Abstract]
Aggregate projected benefit obligation	1,028,074	1,131,873
Aggregate fair value of plan assets	$ 827,193	$ 812,082